Transition To IFRS	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transition To IFRS

NOTE 3. TRANSITION TO IFRS

3.1.	REQUIREMENTS FOR THE TRANSITION TO IFRS

The following is a reconciliation between the shareholders’ equity, consolidated income statement, consolidated other comprehensive income and consolidated statement of cash flows amounts related to the consolidated financial statements issued according to the accounting framework prior to the transition date (January 1, 2017) and the adoption date (December 31, 2017), and the amounts presented according to the IFRS (see Note 1.1) in these consolidated financial statements, as well as the effects of adjustments to cash flows.

Consolidated Balance Sheet	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	References(*)	IFRS 12.31.17
ASSETS
Cash and Due from Banks	83,654,804	3,864,824	(474,747)	(**)	87,044,881
Debt Securities	57,243,282	(57,243,282)	—		—
Loans and Other Financing	291,356,673	(291,356,673)	—		—
Other Receivables Resulting from Financial Brokerage	49,252,567	(49,252,567)	—		—
Receivables from Financial Leases	2,475,481	(2,475,481)	—		—
Equity Investments in Associates and Joint Ventures	42,380	(42,380)	—	(b)	—
Miscellaneous Receivables	5,624,770	(5,624,770)	—		—
Property, Plant and Equipment	6,599,018	855,941	10,754,056	(c)	18,209,015
Miscellaneous Assets	920,957	(920,957)	—		—
Intangible Assets	5,281,315	(3,386,055)	(170,346)	(d)	1,724,914
Unallocated Items	105,237	(105,237)	—		—
Other Assets	933,522	(933,522)	—		—
Debt Securities at Fair Value through Profit or Loss	—	43,131,317	(383,520)	(e)	42,747,797
Derivative Financial Instruments	—	775,674	—	(f)	775,674
Repo Transactions	—	14,286,336	—		14,286,336
Other Financial Assets	—	10,280,118	59,138	(g)	10,339,256
Loans and Other Financing	—	294,954,874	(10,600,115)	(h)	284,354,759
Other Debt Securities	—	3,826,823	355,714	(i)	4,182,537
Financial Assets Pledged as Collateral	—	9,442,784	(95,996)	(k)	9,346,788
Current Income Tax Assets	—	435,524	(300,784)	(**)	134,740
Investments in Equity Instruments	—	30,814	81,109	(j)	111,923
Deferred Income Tax Assets	—	898,751	(136,181)	(q)	762,570
Assets for Insurance Contracts	—	1,021,703	—		1,021,703
Other Non-financial Assets	—	4,119,159	(381,029)	(l)	3,738,130
Non-current Assets Held for Sale	—	6,998,967	3,861,124	(m)	10,860,091

TOTAL ASSETS	503,490,006	(16,417,315)	2,568,423		489,641,114

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	References(*)	IFRS 12.31.17
LIABILITIES
Deposits	300,385,784	18,197	(4,036,625)	(**)	296,367,356
Other Liabilities Resulting from Financial Brokerage	120,099,500	(120,099,500)	—		—
Miscellaneous Liabilities	12,654,374	(12,654,374)	—		—
Provisions	1,053,020	—	(155,760)	(n)	897,260
Subordinated Debt Securities	7,128,356	—	—		7,128,356
Unallocated Items	82,199	(82,199)	—		—
Non-Controlling Interest	2,857,150	(2,857,233)	83		—
Other Liabilities	1,204,603	(1,204,603)	—	(s)	—
Derivative Financial Instruments	—	846,331	—	(f)	846,331
Repo Transactions	—	1,670,059	—	(**)	1,670,059
Other Financial Liabilities	—	55,255,531	95,268	(o)	55,350,799
Loans from the Argentine Central Bank and Other Financial Institutions	—	12,545,122	(926,820)	(p)	11,618,302
Debt Securities	—	23,680,419	(3,401,254)	(**)	20,279,165
Current Income Tax Liabilities	—	4,019,433	(440,904)	(**)	3,578,529
Deferred Income Tax Liabilities	—	102,293	1,986,247	(q)	2,088,540
Liabilities for Insurance Contracts	—	1,208,253	(12,606)	(s)	1,195,647
Other Non-financial Liabilities	—	19,642,178	1,500,276	(r)	21,142,454

TOTAL LIABILITIES	445,464,986	(17,910,093)	(5,392,095)		422,162,798

SHAREHOLDERS’ EQUITY
Capital Stock, Contributions and Reserves	45,726,926	(1,364,453)	22,875,924		67,238,397
Retained Income	—	—	(9,596,038)		(9,596,038)
Other Accumulated Comprehensive Income	—	—	88,889		88,889
Net Income for the Year	12,298,094	—	(5,504,506)		6,793,588
Shareholders’ Equity Attributable to owners of the Parent	58,025,020	(1,364,453)	7,864,269		64,524,836
Shareholders’ Equity Attributable to Non-controlling Interests	—	2,857,231	96,249		2,953,480

TOTAL SHAREHOLDERS’ EQUITY	58,025,020	1,492,778	7,960,518		67,478,316

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 01.01.17	Reclassifications	Adjustments	References(*)	IFRS 01.01.17
ASSETS
Cash and Due from Banks	112,701,996	9,195,966	(713,983)	(**)	121,183,979
Debt Securities	25,244,436	(25,244,436)	—		—
Loans and Other Financing	253,261,822	(253,261,822)	—		—
Other Financial Assets	33,494,417	(33,494,417)	—		—
Receivables from Financial Leases	1,760,275	(1,760,275)	—		—
Equity Investments in Associates and Joint Ventures	97,589	(55,935)	245,148	(b)	286,802
Miscellaneous Receivables	6,338,591	(6,338,591)	—		—
Property, Plant and Equipment	5,294,669	1,856,493	9,197,198	(c)	16,348,360
Miscellaneous Assets	2,250,193	(2,250,193)	—		—
Intangible Assets	4,757,939	(2,160,844)	(936,302)	(d)	1,660,793
Unallocated Items	164,052	(164,052)	—		—
Other Assets	993,393	(993,393)	—		—
Debt Securities at fair value through Profit or Loss	—	26,885,062	1,932,682	(e)	28,817,744
Derivative Financial Instruments	—	228,955	481	(f)	229,436
Repo Transactions	—	—	—		—
Other Financial Assets	—	7,385,466	(665,885)	(g)	6,719,581
Loans and Other Financing	—	255,623,225	(9,919,804)	(h)	245,703,421
Other Debt Securities	—	3,266,584	(82,732)	(i)	3,183,852
Financial Assets Pledged as Collateral	—	10,459,071	(363,478)	(k)	10,095,593
Current Income Tax Assets	—	418,206	(183,275)	(**)	234,931
Investment in Equity Instruments	—	56,036	131,099	(j)	187,135
Deferred Income Tax Assets	—	1,160,815	(125,555)	(q)	1,035,260
Assets for Insurance Contracts	—	988,723	—		988,723
Other Non-financial Assets	—	3,593,168	(573,500)	(l)	3,019,668
Non-current Assets Held for Sale	—	8,733,814	2,185,302	(m)	10,919,116
TOTAL ASSETS	446,359,372	4,127,626	127,396		450,614,394

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 01.01.17	Reclassifications	Adjustments	References(*)	IFRS 01.01.17
LIABILITIES
Deposits	279,493,299	5,962	(2,421,699)	(**)	277,077,562
Other Liabilities Resulting from Financial Brokerage	106,487,811	(106,487,811)	—		—
Miscellaneous Liabilities	10,694,695	(10,694,695)	—		—
Provisions	708,432	—	781	(n)	709,213
Subordinated Debt Securities	7,490,444	—	—		7,490,444
Unallocated Items	129,955	(129,955)	—		—
Non-controlling Interest	2,694,159	(2,675,170)	(18,989)		—
Other Liabilities	1,159,669	(1,159,669)	—	(s)	—
Liabilities at fair value through Profit or Loss	—	—	—		—
Derivative Financial Instruments	—	440,618	(150,234)	(f)	290,384
Repo Transactions	—	3,284,482	(254,009)	(**)	3,030,473
Other Financial Liabilities	—	57,594,377	(499,601)	(o)	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	—	13,779,829	(1,062,684)	(p)	12,717,145
Debt Securities	—	23,976,836	(2,128,376)	(**)	21,848,460
Current Income Tax Liabilities	—	3,648,743	(489,400)	(**)	3,159,343
Deferred Income Tax Liabilities	—	24,541	1,819,056	(q)	1,843,597
Liabilities for Insurance Contracts	—	1,157,101	(2,939)	(s)	1,154,162
Other Non-financial Liabilities	—	18,687,269	(161,312)	(r)	18,525,957
TOTAL LIABILITIES	408,858,464	1,452,458	(5,369,406)		404,941,516
SHAREHOLDERS’ EQUITY					—
Capital Stock, Adjustments and Reserves	26,412,657	—	14,561,204		40,973,861
Retained Income	11,088,251	—	(9,632,425)		1,455,826
Other Accumulated Comprehensive Income	—	—	523,621		523,621
Net Income for the Year	—	—	—		—
Shareholders’ Equity Attributable to owners of the Parent	37,500,908	—	5,452,400		42,953,308
Shareholders’ Equity Attributable to Non-controlling Interests	—	2,675,168	44,402		2,719,570
TOTAL SHAREHOLDERS’ EQUITY	37,500,908	2,675,168	5,496,802		45,672,878

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Income Statement	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	IFRS 12.31.17
Financial Income	66,765,368	(66,765,368)	—	—
Financial Expenses	(30,038,123)	30,038,123	—	—
Loan and other Receivables Loss Provisions	(7,684,942)	(18,664)	409,750	(7,293,856)
Fee Income	31,157,030	(31,157,030)	—	—
Fee-related Expenses	(9,785,476)	9,785,476	—	—
Administrative Expenses	(33,945,130)	18,221,381	1,300,192	(14,423,557)
Income (Loss) from Insurance Business	3,126,248	(90,404)	279,068	3,314,912
Non-controlling Interest	(924,564)	924,558	6	—
Miscellaneous Income	2,391,176	(2,391,176)	—	—
Miscellaneous Losses	(1,447,703)	1,439,371	8,332	—
Interest Income	—	56,563,258	(1,869,536)	54,693,722
Interest-related Expenses	—	(24,268,734)	(550,953)	(24,819,687)
Fee Income	—	11,655,852	13,742,609	25,398,461
Fee-related Expenses	—	(3,743,746)	490,911	(3,252,835)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	—	7,180,403	1,280,935	8,461,338
Gold and Foreign Currency Quotation Differences	—	3,161,203	317,658	3,478,861
Other Operating Income	—	21,442,293	(12,445,661)	8,996,632
Personnel Expenses	—	(16,672,435)	(416,237)	(17,088,672)
Depreciation and Impairment of Assets	—	(1,554,602)	115,162	(1,439,440)
Loss on Net Monetary Position	—	—	(6,823,296)	(6,823,296)
Other Operating Expenses	—	(13,129,147)	(1,476,079)	(14,605,226)
Share of profit from Associates and Joint Ventures	—	291,445	29,737	321,182
Income Tax from Continuing Operations	(7,315,790)	32,824	(36,061)	(7,319,027)
Income from Discontinued Operations	—	—	—	—
Income Tax from Discontinued Operations	—	—	(321,760)	(321,760)

Net Income	12,298,094	944,881	(5,965,223)	7,277,752

Other Comprehensive Income (Loss)	—	—	(434,732)	(434,732)

Total Comprehensive Income (Loss)	—	—	(434,732)	(434,732)

Total Comprehensive Income Attributable to owners of the Parent	12,298,094	—	(5,939,238)	6,358,856

Total Comprehensive Income (Loss) Attributable to Non-controlling Interests	—	944,881	(460,717)	484,164

The significant adjustments to Cash Flows, as required by IFRS 1, paragraph 25 are as follows:

a.

Under the prior accounting framework, Cash and Due from Banks and highly-liquid investments with original maturities of three months or less were considered to be Cash and Cash Equivalents. Under IFRS, Cash and Due from Banks, including foreign currency purchases and sales pending settlement with original maturities of three months or less, and highly-liquid investments with original maturities of three months or less are considered to be Cash and Cash Equivalents

b.

Under the prior accounting framework, cash and cash equivalents of equity investments in Compañía Financiera Argentina S.A. (CFA) and Cobranzas y Servicios S.A. (CyS) were consolidated with those of the Group. Under IFRS, both companies are classified as Non-current Assets Held for Sale and, consequently, have not been consolidated.

The reconciliation of cash and cash equivalents is as follows:

	Prior Accounting Framework	Cash Flows from Discontinued Operations		IFRS
Cash and Cash Equivalents	12.31.17	Operations	Adjustments	12.31.17
Cash and Due from Banks	56,659,196	(321,544)	30,707,229	87,044,881
Argentine Central Bank Bills and Notes Maturing within up to 90 days	16,910,667	—	8,071,099	24,981,766
Receivables from Reverse Repo Transactions	9,654,517	—	4,599,952	14,254,469
Local Interbank Loans	365,000	570,000	445,486	1,380,486
Overnight Placements in Banks Abroad	269,278	—	157,404	426,682
Other Cash and cash equivalents	2,458,791	—	1,411,141	3,869,932

Total	86,317,449	248,456	45,392,311	131,958,216

	Prior Accounting Framework	Cash Flows from Discontinued Operations		IFRS
Cash and Cash Equivalents	01.01.17	Operations	Adjustments	01.01.17
Cash and Due from Banks	90,309,271	(580,607)	31,455,315	121,183,979
Argentine Central Bank Bills and Notes Maturing within up to 90 days	9,797,693	—	2,922,565	12,720,258
Receivables from Reverse Repo Transactions	1,273,148	—	315,684	1,588,832
Local Interbank Loans	1,811,761	—	454,493	2,266,254
Overnight Placements in Banks Abroad	4,718,842	—	1,159,788	5,878,630

Total	107,910,715	(580,607)	36,307,845	143,637,953

c.

Under the prior accounting framework, cash flows from Intangible Assets, Dividend Income from Investments in Associates and Cash Flows with the Argentine Central Bank were disclosed as cash flows provided by operating activities. Under IFRS, cash flows from Intangible Assets and Dividend Income from Investments in Subsidiaries and Associates are disclosed as cash flows provided by investing activities, while those from loans from the Argentine Central Bank are disclosed as cash flows provided by financing activities.

d.	Cash flows from CFA and CyS, as mentioned in point b. above, have not been consolidated under IFRS.

The reconciliation of cash flows is as follows:

	Prior Accounting Framework	CFA + CyS Discontinued	Adjustments	Inflation effect	IFRS
Cash and Cash Equivalents	12.31.17	Operations	Adjustments	Inflation effect	12.31.17
Operating Activities (I)	(1,305,475)	1,580,060	(3,172,810)	(1,288,999)	(4,187,224)
Investing Activities (II)	(2,580,126)	459,805	1,069,869	(592,368)	(1,642,820)
Financing Activities (III)	15,816,746	(987,404)	(4,316,983)	5,008,673	15,521,032
Effect of exchange rate changes on cash and cash equivalents	7,602,047	—	(9,490,347)	(899,692)	(2,787,992)

Total	19,533,192	1,052,461	(15,910,271)	2,227,614	6,902,996

(I) Operating Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	(1,305,475)
Cash Flows from Discontinued Operations	1,580,060
Adjustments that Affect Cash Flows from Operating Activities	(4,528,664)
Inflation effect	(1,288,999)
Intangible Assets	2,317,755
Miscellaneous Assets	(818,745)
Other Collections Related to Subsidiaries	153,563
Dividends from Associates	(296,719)

Cash Flows According to IFRS as of 12.31.17	(4,187,224)

(II) Investing Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	(2,580,126)
Cash Flows from Discontinued Operations	459,805
Miscellaneous Assets	818,745
Dividends from Associates	296,719
Differences in the determination of Financing Activities	2,425,723
Other Collections Related to Subsidiaries	(153,563)
Inflation effect	(592,368)
Intangible Assets	(2,317,755)

Cash Flows According to IFRS as of 12.31.17	(1,642,820)

(III) Financing Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	15,816,746
Cash Flows from Discontinued Operations	(987,404)
Inflation effect	5,008,673
Differences in the determination of Financing Activities	(4,316,983)

Cash Flows According to IFRS as of 12.31.17	15,521,032

Effect of Changes in the Exchange Rate
Cash Flows According to Prior Accounting Framework as of 12.31.17	7,602,047
Inflation effect	(899,692)
Differences in the determination of Financing Activities	(9,490,347)

Cash Flows According to IFRS as of 12.31.17	(2,787,992)

3.2.	OPTIONAL EXEMPTIONS TO IFRS

IFRS 1 allows entities that adopt IFRS for the first time to consider certain one-time exemptions. Such exemptions have been established by the IASB to make the first application of certain IFRS simpler, eliminating the mandatory nature of their retrospective application.

Below are the optional exemptions applicable to the Group under IFRS 1:

1.	Deemed Cost of Property, Plant and Equipment: The fair value of certain items of property, plant and equipment has been adopted as deemed cost as of the date of transition to IFRS.

The accumulated fair value totaled $6,880,487 and the adjustment to the carrying amount presented according to the prior accounting framework amounted to $4,832,716, out of which $4,475,869 was recorded under “Property, Plant and Equipment” and $356,847 under “Other Non-financial Assets”.

2.	Business Combinations: The Group has opted for not applying IFRS 3 “Business Combinations” retrospectively for business combinations prior to the date of transition to IFRS.

3.

Assets and Liabilities of Subsidiaries, Associates and Joint Ventures: The Group has adopted IFRS for the first time after its subsidiary Tarjetas Regionales S.A. and its related subsidiaries. Consequently, it has measured the assets and liabilities of such subsidiaries in its consolidated financial statements for the same carrying amounts disclosed in their financial statements.

The Group has not made use of other exemptions available in IFRS 1.

3.3.	MANDATORY EXCEPTIONS TO IFRS

Below are the mandatory exceptions applicable to the Group under IFRS 1:

1.

Estimates: The estimates made by the Group under to IFRS as of January 1, 2017 (date of transition to IFRS) are consistent with the estimates made as of the same date according to the prior accounting framework.

2.

Derecognition of financial assets and liabilities: The Group applied the derecognition criteria of financial assets and liabilities under IFRS 9 prospectively for transactions occurred after January 1, 2017.

3.

Classification and measurement of financial assets: The Group has considered the facts and circumstances at the date of transition to IFRS (January 1, 2017) to assess the classification of financial assets in the three measurement categories established by IFRS 9.

4.

Impairment of financial assets: At the date of transition to IFRSs, the Group used reasonable and supportable information that was available without undue cost or effort to determine the credit risk at the date that financial instruments were initially recognised (or for loan commitments and financial guarantee contracts the date that the entity became a party to the irrevocable commitment) and compare that to the credit risk at the date of transition to IFRSs. If, at the date of transition to IFRSs, determining whether there has been a significant increase in credit risk since the initial recognition of a financial instrument required undue cost or effort, the Group recognised a loss allowance at an amount equal to lifetime expected credit losses until that financial instrument is derecognised.

5.	Other mandatory exceptions established by IFRS 1 that have not been applied because of not being material to the Group are:

•	Hedge accounting.

•	Non-controlling interests

•	Embedded derivatives

•	Government loans

The other exceptions established by IFRS 1 have not been applied because of not being material to the Group.

3.4.    RECLASSIFICATIONS

The items recognized under the prior accounting framework, which were reclassified according to IFRS and as detailed in point 3.1., are described below.

3.4.1.     Assets

Spot Purchases and Sales Pending Settlement: According to prior accounting framework, these transactions were recorded as “Other Receivables Resulting from Financial Brokerage” and “Other Liabilities Resulting from Financial Brokerage”, respectively. Upon adopting the trade-date accounting, a spot purchase transaction pending settlement will imply recording the security to be received in the respective account, with the applicable measurement criterion, while the spot sale pending settlement will imply the derecognition of the security. The currency transactions pending settlement have been reclassified as cash equivalents and those related to securities have been included in the respective holdings.

Reverse Repo Transactions: Under the prior accounting framework, the security was recognized in the holding and the obligation to deliver it at the end of the transaction in “Other Liabilities Resulting from Financial Brokerage”. The loan granted was recorded in “Other Receivables Resulting from Financial Brokerage”. Under IFRS, the financial assets acquired through reverse repo transactions for which the risks and rewards have not been transferred shall be recognized as a loan granted with securities offered as collateral. Therefore, the securities were derecognized.

Leasehold Improvements: According to the prior accounting framework, they were disclosed under “Intangible Assets”. According to IFRS, they are part of “Property, Plant and Equipment”.

Equity Investments: In Prisma Medios de Pago S.A.’s Ordinary and Extraordinary Shareholders’ Meeting held on August 31, 2017, the shareholders decided to transfer all of the shares held in the investee (see Note 55). Therefore, according to IFRS 5 is the investment was reclassified to “Non-current Assets Held for Sale” and measured at the lower of the carrying amount and fair value less costs to sell at closing. Such reclassification was made as of December 31, 2017.

Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. were disposed of on February 2, 2018 (see Note 23). Under the prior accounting framework they were disclosed under “Equity Investments”. Under IFRS they were reclassified to “Non-current Assets Held for Sale” and measured at the lower of the carrying amount and fair value less cost to sell.

Repurchase of Debt Securities: Repurchased debt securities were included within the debt investment portfolio under the prior accounting framework. Under IFRS an issuer’s repurchase of its own debt is considered a settlement of the related obligation.

Repurchase of Non-controlling Interests: As of December 31, 2017, a financial liability has been recognized for the purchase of a 6% interest in Tarjetas Regionales S.A. IFRS 32, paragraph 23, sets forth that a commitment to buy own shares is to be accounted for as a financial liability for the present value of the redemption price. The liability is recognized with its corresponding offsetting entry in equity, for the risks and rewards associated with the shares are retained by the non-controlling shareholders until the actual transfer of such shares. The transaction totaled $1,364,452 and the amount recognized against other shareholders’ equity reserves was $593,980.

3.4.2.    Income Statement

Fees on Origination of Loans and Lending Expenses: According to the prior accounting framework, structuring fees were disclosed under “Fee Income” and lending expenses under “Fee-related Expenses”. According to IFRS 9, such fees are part of the cash flows taken into account to determine the IRR on loans.

3.5.    ADJUSTMENTS AS OF THE DATE OF TRANSITION

(a)

According to the prior accounting framework, structuring fees were disclosed under “Fee Income” and lending expenses under “Fee-related Expenses”. According to IFRS 9, such fees are part of the cash flows taken into account to determine the IRR on loans.

(b)

Equity Investments in Associates and Joint Ventures: Upon applying the equity method, the Group has used the associates’ financial statements. The shareholders’ equity arising from the financial statements have been adjusted to reflect the adoption of IFRS in those entities.

	12.31.17	01.01.17
Prisma Medios de Pago S.A.	—	245,250
Ondara S.A.	—	(102)

Total	—	245,148

(c)

Property, Plant and Equipment: The fair value of certain items of property, plant and equipment has been adopted as deemed cost as of the date of transition to IFRS, as described in 3.2, net of the related impact on accumulated depreciation.

(d)

Intangible Assets: The prior accounting framework allowed the recognition of intangible assets items such as organization and reorganization expenses and other items. Under IFRS such assets have been derecognized and the amortization generated under the prior accounting framework has been reversed.

(e)

Financial instruments at fair value through profit or loss: The prior accounting framework established that government and private securities included in the list of volatilities periodically published by the Argentine Central Bank should be measured at fair value. The securities not included in those lists were measured at acquisition cost plus the IRR.

The adjustment disclosed is the result of measuring at fair value through profit or loss the securities classified in that business model.

The Group has classified the following financial assets into this category: Holdings in government and private securities, in instruments issued by the Argentine Central Bank, in debt securities and certain investments in debt securities issued by financial trusts.

(f)	Derivative Financial Instruments: The adjustment is that resulting from applying the techniques specified in Notes 1.10 and 8 to the Group’s option portfolio.

(g)

Other Financial Assets: The adjustment is related to the consolidation of the financial assets under IFRS of Financial Trust Galtrust I and Financial Trust Saturno Créditos, which did not qualify as controlled entities under the prior accounting framework.

	12.31.17	01.01.17
Premiums for Financial Guarantee Contracts	241,350	248,044
CyS Deconsolidation	(13,005)	—
Consolidation of Financial Trusts that Were Not Subject to Consolidation under the Prior Accounting Framework	(169,207)	(913,929)

Total	59,138	(665,885)

(h)

Loans and Other Financing: In accordance to the prior accounting framework, they were recorded at their acquisition cost plus interest accrued based on the contractual rate. In compliance with the provisions set out in IFRS 9, they are measured at amortized cost.

(i)

Other Debt Securities: As described in the preceding paragraph, the adjustment relates to debt securities of financial trusts which have been measured at amortized cost, based on the business model assessment types of cash flows.

The Financial Trust Galtrust I has measured its holding of government securities at fair value through OCI in accordance with IFRS, based on the business model assessments and the instrument’s cash flow characteristics (SPPI).

(j)

Investments in Equity Instruments: Under the IFRS, investments in equity instruments measured at cost under the prior accounting framework were reclassified to “Listed Private Securities” and measured at fair value through profit or loss.

	12.31.17	01.01.17
Banco Galicia’s Holdings	81,109	73,888
Galicia Valores S.A.’s Holdings	—	57,211

Total	81,109	131,099

(k)

Financial Assets Pledged as Collateral: The adjustment arises from the measurement at fair value with changes in profit or loss of monetary regulation instruments offered as collateral. Under the prior accounting framework, these assets were measured at cost plus IRR.

(l)

Other Non-financial Assets: The adjustment corresponds to: (i) derecognition of systems licenses, the capitalization of which is not allowed under IFRS, and (ii) the adoption of fair value as deemed cost for miscellaneous assets.

	12.31.17	01.01.17
Derecognition of Advances for Systems Purchased	(659,590)	(955,579)
Miscellaneous Assets	278,561	382,079

Total	(381,029)	(573,500)

(m)

Non-current Assets Held for Sale: Under the prior accounting framework the investments in Prima Medios de Pago S.A. was measured at cost, however under IFRS the investment constitutes an associate under IAS 28. As a consequence, the adjustment corresponds to the application of the equity method prior to its reclassification as “Non-current Assets Held for Sale”, as described in Note 3.5.

(n)

Provisions: Relates to the adjustment for the measurement of the liability in accordance with the likelihood criteria of IAS 37 (“more likely than not”) for contingencies related to labor and commercial legal actions.

(o)

Other Financial Liabilities: The adjustment relates to the measurement of guarantees granted, according to paragraph 4.2.1 c) of IFRS 9, which did not require balance sheet disclosure under the prior accounting framework.

(p)

Loans from the Argentine Central Bank and Other Financial Institutions: Relates to the measurement at amortized cost, of the loans received, in accordance with IFRS. Under the prior accounting framework, interest was accrued applying the contractual rate.

(q)

Deferred Income Tax Assets and Liabilities: The deferred tax is recognized in accordance with the liability method, the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements and is determined using tax rates (and laws) enacted or substantially enacted as of the balance sheet date and expected to be applicable when the related deferred tax assets are realized or the deferred tax liabilities are settled.

By applying the prior accounting framework, Banco Galicia only recognized the current tax for the fiscal year.

(r)

Other Non-financial Liabilities: Relates to the deferred income for the Quiero! Customer loyalty program. Under the prior accounting framework the loyalty program was measured on the basis of the cost of granted points. Under IFRS, consideration is allocated based on the relative standalone selling prices for services rendered and points granted, which are accounted for at the fair value of the points and are accumulated based on the redemption rate, until such time as points are redeemed by costumers.

(s)

Liabilities Recognized by Insurance Companies: Under IFRS, an insurance company will evaluate, at the end of the period reported, the adjustment of insurance liabilities that have been recognized, using the current estimates of future cash flows from insurance contracts. If the evaluation shows that the carrying amount of its liabilities for insurance contracts (less deferred acquisition costs and related intangible assets) is not adequate, considering the estimated future cash flows, the total amount of the inadequacy will be recognized in profit or loss. Under the prior accounting framework, the accounting policies followed by the insurance company do not require performing an adequacy test of liabilities. According to IFRS 4, in this case, the insurance company shall determine the adjustment of the carrying amount recorded according to the guidelines set out in IAS 37.